Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Summary comparison of securities by type

A summary comparison of securities by type at September 30, 2014 and December 31, 2013 is shown below.

	September 30, 2014
(in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Losses	Fair Value
Available-for-Sale
U.S. Treasuries	$—	$—	$—	$—
U.S. Government Agencies	348,185	23	(6,699)	341,509
Corporate debt securities	131,522	4,722	(723)	135,521
Mutual funds or other equity securities	564	—	—	564
Municipal bonds	40,223	808	(11)	41,020

Total Available-for-Sale Securities	$520,494	$5,553	$(7,433)	$518,614

Held to Maturity:
U.S. Government Agencies	$84,477	$—	$(2,921)	$81,556
Mortgage-backed securities	58,876	—	(972)	57,904

Total Held to Maturity Securities	$143,353	$—	$(3,893)	$139,460

	December 31, 2013
(in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Losses	Fair Value
Available-for-Sale
U.S. Treasuries	$36,000	$—	$—	$36,000
U.S. Government Agencies	302,816	—	(16,117)	286,699
Corporate debt securities	142,580	3,729	(1,828)	144,481
Mutual funds or other equity securities	564	—	(8)	556
Municipal bonds	16,091	384	—	16,475

Total Available-for-Sale Securities	$498,051	$4,113	$(17,953)	$484,211

Held to Maturity:
U.S. Government Agencies	$86,927	$—	$(5,971)	$80,956
Mortgage-backed securities	63,366	—	(2,680)	60,686

Total Held to Maturity Securities	$150,293	$—	$(8,651)	$141,642

A summary comparison of securities by type at December 31, 2013 and 2012 is shown below.

	December 31, 2013
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-Sale
U.S. Treasuries	$36,000	$—	$—	$36,000
U.S. Government Agencies	302,816	—	(16,117)	286,699
Corporate debt securities	142,580	3,729	(1,828)	144,481
Mutual funds or other equity securities	564	—	(8)	556
Municipal bonds	16,091	384	—	16,475

Total Available-for-Sale Securities	$498,051	$4,113	$(17,953)	$484,211

Held to Maturity:
U.S. Government Agencies	$86,927	$—	$(5,971)	$80,956
Mortgage-backed securities	63,366	—	(2,680)	60,686

Total Held to Maturity Securities	$150,293	$—	$(8,651)	$141,642

	December 31, 2012
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-Sale:
U.S. Treasuries	$20,000	$—	$—	$20,000
U.S. Government Agencies	392,616	751	(278)	393,089
Corporate debt securities	159,488	8,024	(401)	167,111
Mutual funds or other equity securities	564	23	—	587
Municipal bonds	18,481	1,032	—	19,513

Total Available-for-Sale Securities	$591,149	$9,830	$(679)	$600,300

Held to Maturity:
U.S. Government Agencies	$58,943	$175	$(179)	$58,939
Mortgage-backed securities	—	—	—	—

Total Held to Maturity Securities	$58,943	$175	$(179)	$58,939

Investments classified by contractual maturity date

Actual maturities may differ from contractual maturities due to call or prepayments.

	September 30, 2014
(in thousands)	Amortized Cost	Fair Value
Available-for-Sale:
Due in one year or less	$16,056	$16,156
Due after one year through five years	259,923	260,588
Due after five years through 10 years	190,727	188,516
Over 10 years	53,788	53,354

Total Available-for-Sale Securities	$520,494	$518,614

Held to Maturity:
Due in one year or less	$—	$—
Due after one year through five years	9,999	9,802
Due after five years through 10 years	74,478	71,754
Over 10 years	—	—

Subtotal	84,477	81,556
Mortgage-back Securities	58,876	57,904

Total Held to Maturity Securities	$143,353	$139,460

	December 31, 2013
(in thousands)	Amortized Cost	Fair Value
Available-for-Sale:
Due in one year or less	$45,610	$45,738
Due after one year through five years	190,239	189,238
Due after five years through 10 years	221,356	211,724
Over 10 years	40,846	37,511

Total Available-for-Sale Securities	$498,051	$484,211

Held to Maturity:
Due in one year or less	$—	$—
Due after one year through five years	—	—
Due after five years through 10 years	86,927	80,956
Over 10 years	—	—

Subtotal	86,927	80,956
Mortgage-back Securities	63,366	60,686

Total Held to Maturity Securities	$150,293	$141,642

Mortgage-backed securities are not due at a single maturity because of amortization and potential prepayment of the underlying mortgages. For this reason they are presented separately in the maturity table below.

	December 31, 2013
(in thousands)	Amortized Cost	Fair Value
Available-for-Sale:
Due in one year or less	$45,610	$45,738
Due after one year through five years	190,239	189,238
Due after five years through 10 years	221,356	211,724
Over 10 years	40,846	37,511

Total Available-for-Sale Securities	$498,051	$484,211

Held to Maturity:
Due in one year or less	$—	$—
Due after one year through five years	—	—
Due after five years through 10 years	86,927	80,956
Over 10 years	—	—

Subtotal	86,927	80,956
Mortgage-back Securities	63,366	60,686

Total Held to Maturity Securities	$150,293	$141,642

Schedule of unrealized loss on investments

The following is a summary of the fair value of securities with gross unrealized losses and an aging of those gross unrealized losses at September 30, 2014.

	At September 30, 2014
	Less than 12 Months			12 Months or More			Total
(in thousands)	Number of Securities	Fair Value	Gross Unrealized Loss	Number of Securities	Fair Value	Gross Unrealized Loss	Number of Securities	Fair Value	Gross Unrealized Loss
Available-for-Sale:
U.S. Treasuries	—	$—	$—	—	$—	$—	—	$—	$—
U.S. Government Agencies	3	15,992	(8)	72	261,495	(6,691)	75	277,487	(6,699)
Corporate debt securities	21	12,117	(61)	52	15,942	(662)	73	28,059	(723)
Mutual funds or other equity securities	—	—	—	—	—	—	—	—	—
Municipal bonds	5	3,345	(11)	—	—	—	5	3,345	(11)

Total Available-for-Sale Securities	29	$31,454	$(80)	124	$277,437	$(7,353)	153	$308,891	$(7,433)

Held to Maturity:
U.S. Government Agencies	—	$—	$—	20	$81,556	$(2,921)	20	$81,556	$(2,921)
Mortgage-backed securities	5	12,260	(97)	21	45,644	(875)	26	57,904	(972)

Total Held to Maturity Securities	5	$12,260	$(97)	41	$127,200	$(3,796)	46	$139,460	$(3,893)

The following is a summary of the fair value of securities with gross unrealized losses and an aging of those gross unrealized losses at December 31, 2013.

	At December 31, 2013
	Less than 12 Months				12 Months or More			Total
(in thousands)	Number of Securities	Fair Value	Gross Unrealized Loss		Number of Securities	Fair Value	Gross Unrealized Loss	Number of Securities	Fair Value	Gross Unrealized Loss
Available-for-Sale:
U.S. Treasuries	3	$26,000	$		—	$—	$—	3	$26,000	$—
U.S. Government Agencies	65	218,047		(11,110)	21	68,652	(5,007)	86	286,699	(16,117)
Corporate debt securities	154	39,555		(1,378)	22	5,173	(450)	176	44,728	(1,828)
Mutual funds or other equity securities	1	492		(8)	—	—	—	1	492	(8)

Total Available-for-Sale Securities	223	$284,094		$(12,496)	43	$73,825	$(5,457)	266	$357,919	$(17,953)

Held to Maturity:
U.S. Government Agencies	14	$50,520		$(3,743)	7	$30,436	$(2,228)	21	$80,956	$(5,971)
Mortgage-backed securities	26	60,686		(2,680)	—	—	—	26	60,686	(2,680)

Total Held to Maturity Securities	40	$111,206		$(6,423)	7	$30,436	$(2,228)	47	$141,642	$(8,651)

The following is a summary of the fair value of securities with gross unrealized losses and an aging of those gross unrealized losses as of the date indicated:

	At December 31, 2013
	Less than 12 Months			12 Months or More			Total
(in thousands)	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
Available-for-Sale:
U.S. Treasuries	3	$26,000	$—	—	$—	$—	3	$26,000	$—
U.S. Government Agencies	65	218,047	(11,110)	21	68,652	(5,007)	86	286,699	(16,117)
Corporate debt securities	154	39,555	(1,378)	22	5,173	(450)	176	44,728	(1,828)
Mutual funds or other equity securities	1	492	(8)	—	—	—	1	492	(8)

Total Available-for-Sale Securities	223	$284,094	$(12,496)	43	$73,825	$(5,457)	266	$357,919	$(17,953)

Held to Maturity:
U.S. Government Agencies	14	$50,520	$(3,743)	7	$30,436	$(2,228)	21	$80,956	$(5,971)
Mortgage-backed securities	26	60,686	(2,680)	—	—	—	26	60,686	(2,680)

Total Held to Maturity Securities	40	$111,206	$(6,423)	7	$30,436	$(2,228)	47	$141,642	$(8,651)

	At December 31, 2012
	Less than 12 Months			12 Months or More			Total
(in thousands)	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
Available-for-Sale:
U.S. Treasuries	1	$20,000	$—	—	$—	$—	1	$20,000	$—
U.S. Government Agencies	34	119,952	(278)	—	—	—	34	119,952	(278)
Corporate debt securities	59	13,222	(183)	7	2,211	(218)	66	15,433	(401)

Total Available-for-Sale Securities	94	$153,174	$(461)	7	$2,211	$(218)	101	$155,385	$(679)

Held to Maturity:
U.S. Government Agencies	6	$24,118	$(179)	—	$—	$—	6	$24,118	$(179)

Total Held to Maturity Securities	6	$24,118	$(179)	—	$—	$—	6	$24,118	$(179)

Schedule of exposure to investment securities issuers that exceeded 10 percent of stockholder's equity

At September 30, 2014, the Company’s exposure to bond issuers that exceeded 10% of Shareholders’ equity is below:

	At September 30, 2014
(in thousands)	Amortized Cost	Fair Value
U.S. Treasuries	$—	$—
Federal Home Loan Bank (FHLB)	158,603	154,536
Federal Home Loan Mortgage Corporation (Freddie Mac-FHLMC)	76,248	75,051
Federal National Mortgage Association (Fannie Mae-FNMA)	115,772	113,023
Federal Farm Credit Bank (FFCB)	140,915	138,360

Total	$491,538	$480,970

At December 31, 2013, the Company’s exposure to investment securities issuers that exceeded 10% of Shareholders’ equity is as follows:

	At December 31, 2013
(in thousands)	Amortized Cost	Fair Value
U.S. Treasuries	$36,000	$36,000
Federal Home Loan Bank (FHLB)	142,043	133,042
Federal Home Loan Mortgage Corporation (Freddie Mac-FHLMC)	50,859	47,769
Federal National Mortgage Association (Fannie Mae-FNMA)	138,563	132,031
Federal Farm Credit Bank (FFCB)	121,643	115,498

Total	$489,108	$464,340